Other Operating Gains (Losses), Net	6 Months Ended
Jun. 30, 2018
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Other Operating Gains (Losses), Net

Note 7: Other Operating Gains (Losses), Net

Other operating gains (losses), net, were $14 million and $(1) million for the three months ended June 30, 2018 and 2017, respectively, and $12 million in both the six months ended June 30, 2018 and 2017. The three and six months ended June 30, 2018 included a gain on the sale of a Canadian wholly-owned subsidiary to a company affiliated with The Woodbridge Company Limited (“Woodbridge”), the Company’s principal shareholder (see note 19). The six months ended June 30, 2017 included gains on investments.